Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 3,441
Research and development costs	47,566	$ 53,018	$ 47,353
Research tax credit	(3,821)	(5,374)	(4,622)
Government and other grants	(1,939)	(1,834)	(4,888)
Development costs capitalized (*)	(15,485)	(22,328)	(13,808)
Amortization of capitalized development costs	2,206	2,642	2,575
Total research and development expense	28,527	26,124	26,610
Research tax credit	(1,371)	(2,145)	$ (1,924)
Common [Table]
Receivables from taxes other than income tax	3,441
Research Tax Credit 2023
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	2,986	117
Common [Table]
Receivables from taxes other than income tax	$ 2,986	$ 117